RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS
During the nine months ended September 30, 2021 and 2020, the Company entered into the following significant related party transactions:

		Nine Months Ended
		September 30,
Related companies	Nature of transactions	2021	2020
Transactions with affiliated companies
Melco and its subsidiaries	Revenues (services provided by the Company):
	Provision of gaming related services	$(5,522)	$(38,986)
	Rooms and food and beverage (1)	37,941	18,959
	Services fee (2)	19,493	19,706
	Entertainment (1)	550	9
	Costs and expenses (services provided to the Company):
	Staff costs recharges (3)	46,302	51,713
	Corporate services (4)	24,315	24,472
	Other services	13,355	11,029
	Staff costs capitalized in construction in progress	7,354	7,287
	Purchase of goods and services	92	133
	Sale and purchase of assets:
	Sale of property and equipment and other long-term assets	1,728	2,687
	Transfer-in of other long-term assets	4,764	6,411
	Purchases of intangible assets	192	—
Notes

(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to Melco Resorts Macau. For the nine months ended September 30, 2021 and 2020, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $38,491 and $18,968, respectively, of which $34,211 and $16,648 related to Studio City Casino’s gaming patrons and $4,280 and $2,320 related to non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

Other Related Party Transaction
As of September 30, 2021, Mr. Lawrence Yau Lung Ho and his controlled entity held an aggregate principal amount of $30,000 of the 2020 6.000% SC Notes and an aggregate principal amount of $30,000 of the 2021 5.000% Studio City Notes of which the $30,000 of the 2021 5.000% Studio City Notes was purchased by Mr. Lawrence Yau Lung Ho’s controlled entity during the nine months ended September 30, 2021.
During the nine months ended September 30, 2021, total interest expenses of $3,669 in relation to the aforesaid senior notes were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity.

(a)	Amounts Due from Affiliated Companies
The outstanding balances as of September 30, 2021 and December 31, 2020 are receivables from Melco’s subsidiaries mainly arising from operating income or prepayment of operating expenses, and are unsecured, non-interest
bearing and repayable on demand.

(b)	Amounts Due to Affiliated Companies
The outstanding balances as of September 30, 2021 and December 31, 2020 are payables to Melco and its subsidiaries mainly arising from operating expenses, and are unsecured, non-interest
bearing and repayable on demand.